Cover	Jun. 26, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This is Amendment No. 1 to the Current Report on Form 8-K filed by ProPhase Labs, Inc. on June 26, 2025 (“Original Form 8-K”). The Amendment No. 1 is being filed solely to include the material definitive agreements referenced in Item 1.01 of the Original Form 8-K. No other changes have been made to the Original Form 8-K.
Document Period End Date	Jun. 26, 2025
Entity File Number	000-21617
Entity Registrant Name	PROPHASE LABS, INC.
Entity Central Index Key	0000868278
Entity Tax Identification Number	23-2577138
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	626 RXR Plaza,
Entity Address, Address Line Two	6th Floor
Entity Address, City or Town	Uniondale
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11556
City Area Code	(215)
Local Phone Number	345-0919
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0005
Trading Symbol	PRPH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false